UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 2.1%
Delta Air Lines, Inc.	1,406,932	$71,317,383
Auto Components — 1.3%
Delphi Automotive PLC	529,722	45,413,067
Beverages — 4.1%
Anheuser-Busch InBev NV — ADR	601,226	75,153,250
Constellation Brands, Inc., Class A	434,775	61,929,351

		137,082,601
Biotechnology — 10.0%
AbbVie, Inc.	754,465	44,694,506
Biogen, Inc. (a)	320,231	98,102,767
Celgene Corp. (a)	200,954	24,066,251
United Therapeutics Corp. (a)	655,787	102,702,802
Vertex Pharmaceuticals, Inc. (a)	554,435	69,764,556

		339,330,882
Chemicals — 3.0%
Ecolab, Inc.	280,977	32,138,149
Sherwin-Williams Co.	263,407	68,380,457

		100,518,606
Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B (a)	661,849	87,390,542
Moody’s Corp.	385,621	38,693,211

		126,083,753
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	358,561	57,907,601
CVS Health Corp.	534,644	52,272,144

		110,179,745
Food Products — 1.0%
Mead Johnson Nutrition Co.	435,196	34,358,724
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	720,741	84,787,971
Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill, Inc. (a)	99,034	47,521,465
Domino’s Pizza, Inc.	187,276	20,834,455
Starbucks Corp.	438,009	26,293,680

		94,649,600
Internet & Catalog Retail — 9.5%
Amazon.com, Inc. (a)	217,255	146,840,482
Netflix, Inc. (a)	771,845	88,283,631
TripAdvisor, Inc. (a)	998,634	85,133,549

		320,257,662
Internet Software & Services — 16.4%
Alphabet, Inc., Class A (a)	319,217	248,354,018
Facebook, Inc., Class A (a)	1,994,362	208,729,927
LinkedIn Corp., Class A (a)	116,634	26,251,981

Common Stocks	Shares	Value
Internet Software & Services (continued)
Tencent Holdings Ltd.	3,722,300	$72,882,582

		556,218,508
IT Services — 8.8%
Alliance Data Systems Corp. (a)(b)	333,742	92,303,025
MasterCard, Inc., Class A	592,671	57,702,448
Visa, Inc., Class A	1,893,289	146,824,562

		296,830,035
Life Sciences Tools & Services — 1.1%
Illumina, Inc. (a)(b)	201,593	38,694,768
Media — 2.2%
Liberty Global PLC, Class A (a)	1,771,573	75,043,832
Oil, Gas & Consumable Fuels — 0.5%
Concho Resources, Inc. (a)	171,067	15,885,282
Pharmaceuticals — 4.5%
Allergan PLC (a)	152,893	47,779,063
Perrigo Co. PLC	721,001	104,328,845

		152,107,908
Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	713,544	61,685,879
Road & Rail — 1.3%
Union Pacific Corp.	551,793	43,150,213
Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV (a)	444,036	37,410,033
Software — 6.7%
Activision Blizzard, Inc.	940,428	36,403,968
Mobileye NV (a)(b)	904,467	38,240,865
Salesforce.com, Inc. (a)	1,264,069	99,103,010
Workday, Inc., Class A (a)	667,310	53,171,261

		226,919,104
Specialty Retail — 3.3%
Home Depot, Inc.	531,376	70,274,476
Restoration Hardware Holdings, Inc. (a)	509,342	40,467,222

		110,741,698
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	1,479,075	155,687,435
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	930,228	58,139,250
Wireless Telecommunication Services — 1.0%
SBA Communications Corp., Class A (a)	324,164	34,059,911
Total Common Stocks — 98.3%		3,326,553,850

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2015	1

Schedule of Investments (continued)

Preferred Stock	Shares	Value
Software — 1.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	$57,962,892
Total Long-Term Investments (Cost — $2,636,752,444) — 100.0%		3,384,516,742

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	30,861,358	30,861,358

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$75,466	$75,465,740
Total Short-Term Securities (Cost — $106,327,098) — 3.1%		106,327,098
Total Investments (Cost — $2,743,079,542*) — 103.1%		3,490,843,840
Liabilities in Excess of Other Assets — (3.1)%		(104,870,661)

Net Assets — 100.0%		$3,385,973,179

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,754,528,015

Gross unrealized appreciation	$777,165,409
Gross unrealized depreciation	(40,849,584)

Net unrealized appreciation	$736,315,825

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $57,962,892 and an original cost of $31,222,542 which was 1.7% of its net assets.

(d)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	138,682,452	$(107,821,094)	30,861,358	$15,474		$838
BlackRock Liquidity Series, LLC, Money Market Series	$68,751,240	$6,714,500	$75,465,740	$122,427	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2015

Schedule of Investments (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$71,317,383	—	—	$71,317,383
Auto Components	45,413,067	—	—	45,413,067
Beverages	137,082,601	—	—	137,082,601
Biotechnology	339,330,882	—	—	339,330,882
Chemicals	100,518,606	—	—	100,518,606
Diversified Financial Services	126,083,753	—	—	126,083,753
Food & Staples Retailing	110,179,745	—	—	110,179,745
Food Products	34,358,724	—	—	34,358,724
Health Care Providers & Services	84,787,971	—	—	84,787,971
Hotels, Restaurants & Leisure	94,649,600	—	—	94,649,600
Internet & Catalog Retail	320,257,662	—	—	320,257,662
Internet Software & Services	483,335,926	$72,882,582	—	556,218,508
IT Services	296,830,035	—	—	296,830,035
Life Sciences Tools & Services	38,694,768	—	—	38,694,768
Media	75,043,832	—	—	75,043,832
Oil, Gas & Consumable Fuels	15,885,282	—	—	15,885,282
Pharmaceuticals	152,107,908	—	—	152,107,908
Real Estate Investment Trusts (REITs)	61,685,879	—	—	61,685,879
Road & Rail	43,150,213	—	—	43,150,213
Semiconductors & Semiconductor Equipment	37,410,033	—	—	37,410,033
Software	226,919,104	—	—	226,919,104
Specialty Retail	110,741,698	—	—	110,741,698
Technology Hardware, Storage & Peripherals	155,687,435	—	—	155,687,435
Textiles, Apparel & Luxury Goods	58,139,250	—	—	58,139,250
Wireless Telecommunication Services	34,059,911	—	—	34,059,911
Preferred Stock:
Software	—	—	$57,962,892	57,962,892
Short-Term Securities	30,861,358	75,465,740	—	106,327,098

Total	$3,284,532,626	$148,348,322	$57,962,892	$3,490,843,840

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $75,465,740 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2015	3

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of September 30, 2015	$54,499,380
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	3,463,512
Purchases	—
Sales	—
Closing balance, as of December 31, 2015	$57,962,892

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$3,463,512

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$57,962,892	Market Comparables	Revenue Multiple[1]	22.92x
			Revenue Growth Rate[1]	94.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	February 23, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	February 23, 2016